Share-based payments - Restricted Stock Units (Details) - Restricted Stock Units (RSU)			1 Months Ended	3 Months Ended		9 Months Ended
	May 24, 2023 € / shares	May 24, 2023 $ / shares	May 31, 2023	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€) € / shares	Sep. 30, 2022 EUR (€) € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of bonus receivable in award				50.00%		50.00%
RSU vesting period			3 years			3 years
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU vesting period						3 years
Fair value of options granted (in EUR per share) | (per share)	€ 1.97	$ 2.13				€ 1.97	€ 0
Share-based payment expenses				€ 31,000	€ 0	€ 1,361,000	€ 0
Long-term Incentive Plan | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses							€ 44,000
Long-term Incentive Plan | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses						€ 1,317,000